Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax expense
Loss before taxes	$ 729,314	$ 399,743	$ 605,352
Income tax (expense)/benefit calculated at 25.8% for 2022 & 25% for 2021 & 2020	188,163	99,936	151,338
Effect of intercompany asset deal / transaction	(112,200)
Effect of expenses not deductible in determining taxable results	(1,570)	(4,441)	868
Effect of share based payment expenses that are not deductible in determining taxable results	(27,043)	(29,925)	(13,681)
Effect of stock issue expenses that are not taxable in determining taxable results	11,412	14,119	14,139
Effect of concessions	18,264	13,413	7,900
Effect of change of (de)recognition of deferred tax assets on tax losses	(194)	(44,232)	(116,711)
Effect of different tax rates in jurisdictions in which the company operates	(5,566)	(2,084)	(195)
Effect of change of (de)recognition of deferred tax assets	(51,321)	(50,389)	(45,601)
Withholding tax paid		(5,076)
(Underprovided)/overprovided in prior years	(12)	398	(1,014)
Other	(213)	(241)	(146)
Income tax (expense)/benefit recognized in the consolidated statements of profit or loss	$ 19,720	$ (8,522)	$ (3,103)